Intangible Assets - Summary of Detailed Information About Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 19,969
Ending Balance	18,058	€ 19,969
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	19,545	17,795
Ending Balance	17,678	19,545	€ 17,795
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	21,651	18,300	8,981
Additions	1,165	3,360	9,319
Disposals		(9)
Ending Balance	22,816	21,651	18,300
Gross carrying amount [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	20,877	17,953	8,695
Additions	1,023	2,924	9,258
Disposals		0
Ending Balance	21,900	20,877	17,953
Gross carrying amount [member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	774	347	286
Additions	142	436	61
Disposals		(9)
Ending Balance	€ 916	€ 774	€ 347